Note 2: Summary of Significant Accounting Practices: International Financial Reporting Standards (ifrs) (Policies)	3 Months Ended
Aug. 31, 2013
Policies
International Financial Reporting Standards (ifrs)

INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS)

The Company has adopted the International Financial Reporting Standards code of accounts. However, the Company’s consolidated statements are completed using USA GAAP.